NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Within operating activities	$ 3.5	$ 1.8	$ 1.4
Within financing activities	3.6	4.0	3.8
Short-term leases	3.7	3.5	2.3
Total	$ 10.8	$ 9.3	$ 7.5